Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 23, 2019
Entity Registrant Name	dei_EntityRegistrantName	Cambria ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001529390
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 23, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 12, 2019
Prospectus Date	rr_ProspectusDate	Jul. 25, 2019
Cambria Cannabis ETF | Cambria Cannabis ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOKE